Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of Detailed Information About Loans Outstanding

Long-term borrowings (debts) as at December 31, 2023 and 2022 consist of the following:

	31/12/23	31/12/22
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due July 2025	3,563	2,344
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due March 2025	—	3,215
11.76% fixed long-term debt with final payment due October 2023	—	116
2.3% fixed long-term debt with final payment due January 2026	2,358	3,451
1.5% fixed long-term debt with final payment due September 2027	298	345
0.21% fixed long-term debt with final payment due December 2034	6,799	2,916
80% of six-month Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035	1,135	864
Three-month Euribor (360) plus a 2.00% spread long-term debt with final payment due December 2027	3,200	4,000
0.055% fixed long-term debt with final payment due December 2025	—	38
Total long-term borrowings	17,353	17,289
Less current installments	(5,200)	(5,806)
Long-term borrowings, excluding current installments	12,153	11,483